Employee Benefits - Other Postretirement Benefits for Canadian Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and other postretirement benefits curtailment gain (loss)			$ 1.7
Other Postretirement Benefits for Canadian plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and other postretirement benefits curtailment gain (loss)	$ 1.7		$ 1.7
Annual rate of increase in per capita cost of covered health care benefits, rate		8.00%	8.00%	12.00%
Annual rate of increase in per capita cost of covered health care benefits, ultimate rate		4.50%	4.50%	5.00%
Annual rate of increase in per capita cost of covered health care benefits, date	2033	2033	2033	2023